Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,243,234)	$ (2,349,002)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation expense	25,839	27,311
Loss on equity method investment controlled by major shareholders	49,413	61,876
Noncash lease expense	340,132
Loss on disposal of property and equipment	2,721
Noncash other expense	85,302
Changes in operating assets and liabilities:
Prepaid rent		(17,373)
Operating lease liabilities	(231,485)
Accounts receivable	59,599
Security deposits	(102,967)	(14,073)
Prepaid expenses and other current assets	(82,494)	(62,644)
Deferred revenue	(14,819)	82,123
Salary payable	12,550	91,667
Accrued liabilities and other payables	(39,713)	309,762
NET CASH USED IN OPERATING ACTIVITIES	(2,139,156)	(1,870,353)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment in cost method investment	(144,959)
Payment for acquisition of subsidiaries, net of cash acquired	(109,494)
Purchase of property and equipment	(129,800)	(23,863)
Loan to third party	(79,510)
Loan to employee	(173,951)
Payment in equity method investment	(87,762)	(42,450)
NET CASH USED IN INVESTING ACTIVITIES	(725,476)	(66,313)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash contribution from shareholders		1,661,420
Capital contribution from shareholders		5,448
Advances from related parties	14,496	206,205
Proceeds from issuance of stocks	6,851,401
Repayments to related parties	(427,681)	(24,179)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,438,216	1,848,894
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(24,688)	(56,164)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,548,896	(143,936)
CASH AND CASH EQUIVALENTS - beginning of year	93,625	237,561
CASH AND CASH EQUIVALENTS - end of year	3,642,521	93,625
Cash paid for:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Repurchase of common stock on credit as due to related parties		36,000
Proceeds from issuance of stocks deposited in escrow	500,000
Expense paid by related parties on behalf of the Company	$ 179,503	$ 26,480